PROPERTY AND EQUIPMENT, NET	9 Months Ended
Sep. 30, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET
(6)	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	December 31,	September 30,
	2024	2025
	RMB	RMB
Building (i)	53,049,213	53,049,212
Computer equipment	3,687,643	3,041,144
Furniture, fixtures and office equipment	3,933,670	3,946,778
Motor vehicles	1,667,222	1,667,222
Software	1,565,195	1,654,860
Leasehold improvements	12,428,593	11,561,752
	76,331,536	85,765,308
Less: accumulated depreciation and amortization	(37,633,450)	(51,956,645)
Property and equipment, net	38,698,086	33,808,663
(i)

In November 2024, Beijing Miusi Education Consultation Co., Ltd. (Beijing Miusi), a wholly-owned subsidiary of Huanqiuyimeng entered into a one-year Commercial Loan Facility with Shanghai Pudong Development Bank Co., Ltd. Beijing Branch, which is pledged by the real estate property owned by ATA Education, see Note 10 for details.

Total depreciation expense recognized for the periods ended September 30, 2024 and 2025 is allocated to the following expense items:

	Nine -month September 30,
	2024	2025
	RMB	RMB
Cost of revenues	383,820	142,429
Research and development	13,808	—
Sales and marketing	30,788	12,704
General and administrative	4,141,284	7,053,643
Total depreciation expense	4,569,700	7,208,776